Research and development expenses (Detail) - Research and development expenses [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and development expenses [line items]
Purchase of goods and services	€ (3,140)	€ (3,177)	€ (2,176)
Amortization and depreciation	(686)	(478)	(1,047)
Payroll expenses	(16,054)	(13,985)	(14,874)
Other	(79)	(42)	(89)
Total	€ (19,959)	€ (17,682)	€ (18,186)